Note 42 - Other operating income and expenses - Other Operating Income Explanatory (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Income and Expenses
Financial income from non-financial services		€ 258,000,000	€ 458,000,000	€ 1,109,000,000
Of which: Real estate companies Income		91,000,000	283,000,000	884,000,000
Rest of other operating income		413,000,000	491,000,000	330,000,000
Of which: Hiperinflation Adjustments	[1]	146,000,000	120,000,000	0
Total Other operating income (Income Statement)		€ 671,000,000	€ 949,000,000	€ 1,439,000,000

[1]	(*) See Note 2.2.20.